Operating Lease Obligations (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
2020	$ 47,456	$ 87,734
2021	59,291	59,291
Thereafter	29,086	25,911
Total	135,832	172,936
Amount representing imputed interest	(5,732)	(9,196)
Total operating lease liability	130,101	163,740
Current portion of operating lease liability	(89,950)	(81,502)
Operating lease liability, non-current	$ 40,151	$ 82,238